OTHER INCOME (EXPENSE), NET - Schedule of Components of Other Income (expense), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income And Expenses [Abstract]
Foreign exchange loss	$ (2,934)	$ (3,880)	$ (2,610)
Tax reversal for expiration of the statute of limitations		1,182
Reversal of water conservancy fund			468
Gain on liquidation of subsidiary			909
An aged account payable write-off		3,161
Gain from investment	347
Other	421	409	589
Total	$ (2,166)	$ 872	$ (644)